Cover	Oct. 05, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002096552
Amendment Description	1
Document Type	S-6
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2500